Leases - Schedule of Future Minimum Base Rental Receipts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 40,796
2022	40,891
2023	40,803
2024	40,806
2025	40,700
Thereafter	236,950
Total Future Minimum Base Rental Receipts	$ 440,946